Note 6 - Property and Equipment	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

Note 6 – Property and Equipment

Property and equipment is comprised of the following:

	December 31,
(in thousands)	2024	2023

Leasehold improvements	$2,664	$2,664
Manufacturing, laboratory & office equipment	882	870
Furniture & fixtures	390	390
Subtotal	3,936	3,924
Accumulated depreciation and amortization	(3,825)	(3,741)
Property and equipment, net	$111	$183

Depreciation expense on property and equipment for the years ended December 31, 2024 and 2023 was $0.1 million and $0.1 million, respectively.